Stock Incentive Plans - Restricted Stock Activity (Details) - Restricted Stock Units and Performance Share Units shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Units
Unvested at beginning of period (in shares)	14,330
Granted (in shares)	5,398
Vested (in shares)	(5,626)
Forfeited (in shares)	(1,421)
Unvested at end of period (in shares)	12,681
Weighted average grant date fair value (in dollars per share)
Unvested at beginning of year (in dollars per share) | $ / shares	$ 63.02
Granted (in dollars per share) | $ / shares	101.13
Vested (in dollars per share) | $ / shares	58.28
Forfeited (in dollars per share) | $ / shares	72.76
Unvested at end of year (in dollars per share) | $ / shares	$ 80.25
Restricted stock units and performance stock units vested if actual payout rates are applied (in shares)	8,000